Shareholder Report, Holdings (Details)	Jun. 30, 2024
Class IA | Cash and Equivalent [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class IA | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Class IA | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Class IA | France
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Class IA | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Class IA | United States
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class IA | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class IA | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class IA | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class IA | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class IA | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class IA | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class IA | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class IA | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class IA | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class IA | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class IA | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class IB | Cash and Equivalent [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class IB | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Class IB | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Class IB | France
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Class IB | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Class IB | United States
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class IB | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class IB | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class IB | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class IB | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class IB | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class IB | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class IB | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class IB | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class IB | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class IB | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class IB | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.50%